DISCONTINUED OPERATIONS - Divestiture of salvage car (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disposal Group, Including Discontinued Operation, Classified Balance Sheet Disclosures [Abstract]
Total assets held for sale	$ 32,977	¥ 230,051	¥ 1,001,325
Total liabilities held for sale	$ 44,441	¥ 310,029	¥ 528,498